Annual Total Returns - Franklin Mutual Shares VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Mutual Shares VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.79%)
Annual Return 2012	14.61%
Annual Return 2013	28.53%
Annual Return 2014	7.38%
Annual Return 2015	(4.69%)
Annual Return 2016	16.35%
Annual Return 2017	8.64%
Annual Return 2018	(8.86%)
Annual Return 2019	22.92%
Annual Return 2020	(4.85%)